Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1				$ 1,132,435	$ 47,724,570	$ (580,957)	$ (51,043,408)	$ 1,446,715	$ (1,320,644)
Beginning balance, shares at Dec. 31, 2019	1				1,132,435,380
Issuance of common stock in connection with sales made under private offerings					$ 420,000	(100,000)				320,000
Issuance of common stock in connection with sales made under private offerings, shares					420,000,000
Issuance of common stock in connection with the exercise of common stock options					$ 161,636	(161,636)
Issuance of common stock in connection with the exercise of common stock options, shares					161,636,427
Issuance of common stock in exchange for consulting, professional and other services					$ 32,566	11,092				43,658
Issuance of common stock in exchange for consulting, professional and other services, shares					32,565,515
Issuance of common stock in connection with share exchange agreement with related party					$ 53,947	22,979				76,926
Issuance of common stock in connection with share exchange agreement with related party, shares					53,947,368
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations					$ 200	80				280
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations, shares					200,000
Conversion of convertible debenture(s) and other indebtedness into common stock					$ 397,146	(232,326)				164,820
Conversion of convertible debenture(s) and other indebtedness into common stock, shares					397,145,607
Exchange of common stock for Jupiter Gold common stock					$ (200,000)	100,000			100,000
Exchange of common stock for Jupiter Gold common stock, shares					(200,000,000)
Stock based compensation						124,357				124,357
Change in foreign currency translation							(194,156)		59,242	(134,914)
Sale of Jupiter Gold common stock in connection with equity offerings									525,000	525,000
Sale of Apollo Resources common stock in connection with equity offerings									250,300	250,300
Net loss								(1,141,663)	(404,372)	(1,546,035)
Ending balance, value at Dec. 31, 2020	$ 1				$ 1,997,930	47,489,116	(775,113)	(52,185,071)	1,976,885	(1,496,252)
Ending balance, shares at Dec. 31, 2020	1				1,997,930,297
Issuance of common stock in connection with sales made under private offerings					$ 110,133	556,517				666,650
Issuance of common stock in connection with sales made under private offerings, shares					110,132,972
Stock based compensation						1,037,413				1,037,413
Sale of Jupiter Gold common stock in connection with equity offerings									118,000	118,000
Sale of Apollo Resources common stock in connection with equity offerings									50,000	50,000
Net loss								(1,542,696)	(738,804)	(2,281,500)
Issuance of common stock warrants in connection with the issuance of convertible notes						356,827				356,827
Conversion of convertible notes and accrued interest payable into common stock					$ 504,676	730,231				1,234,907
Conversion of convertible debenture(s) and other indebtedness into common stock, Shares					504,676,193
Change in foreign currency translation							34,703		(15,999)	18,704
Issuance of common stock in connection with sales made under private offerings					$ 313,054	(238,054)			68,750	143,750
Issuance of common stock in connection with sales made under private offerings, shares					313,053,865
Issuance of common stock in exchange for consulting, professional and other services									31,845	31,845
Ending balance, value at Jun. 30, 2021	$ 1				$ 2,925,793	49,932,050	(740,410)	(53,727,767)	1,490,677	(119,656)
Ending balance, shares at Jun. 30, 2021	1				2,925,793,327
Beginning balance, value at Dec. 31, 2020	$ 1				$ 1,997,930	47,489,116	(775,113)	(52,185,071)	1,976,885	(1,496,252)
Beginning balance, shares at Dec. 31, 2020	1				1,997,930,297
Conversion of related party convertible notes and other indebtedness into Series D preferred stock				$ 214		641,804				642,018
Conversion of related party convertible notes and other indebtedness into Series D preferred stock, shares				214,006
Issuance of common stock in connection with sales made under private offerings					$ 174,020	766,989				941,009
Issuance of common stock in connection with sales made under private offerings, shares					174,019,679
Issuance of common stock in connection with the exercise of common stock options					$ 396,917	(246,917)			70,700	220,700
Issuance of common stock in connection with the exercise of common stock options, shares					396,917,702
Issuance of common stock in exchange for consulting, professional and other services					$ 16,601	148,934			31,845	197,380
Issuance of common stock in exchange for consulting, professional and other services, shares					16,600,539
Issuance of common stock warrants in connection with the issuance of convertible debenture(s)						356,827				356,827
Conversion of convertible debenture(s) and other indebtedness into common stock					$ 523,711	839,277				1,362,988
Conversion of convertible debenture(s) and other indebtedness into common stock, shares					523,710,635
Stock based compensation						1,470,346				1,470,346
Change in foreign currency translation							62,303		(5,488)	56,815
Sale of Jupiter Gold common stock in connection with equity offerings									118,000	118,000
Sale of Apollo Resources common stock in connection with equity offerings									612,500	612,500
Net loss								(2,772,358)	(1,253,107)	(4,025,465)
Ending balance, value at Dec. 31, 2021	$ 1			$ 214	$ 3,109,179	51,466,376	(712,810)	(54,957,429)	1,551,335	456,866
Ending balance, shares at Dec. 31, 2021	1			214,006	3,109,178,852
Beginning balance, value at Mar. 31, 2021	$ 1				$ 2,552,577	48,553,298	(838,358)	(52,901,093)	1,724,262	(909,313)
Beginning balance, shares at Mar. 31, 2021	1				2,552,577,359
Issuance of common stock in connection with sales made under private offerings					$ 69,592	330,558				400,150
Issuance of common stock in connection with sales made under private offerings, shares					69,591,306
Stock based compensation						325,967				325,967
Net loss								(826,674)	(259,458)	(1,086,132)
Issuance of common stock in connection with the exercise of common stock options					$ 181,378	(106,378)			68,750	143,750
Issuance of common stock in connection with the exercise of common stock options, shares					181,378,183
Issuance of common stock warrants in connection with the issuance of convertible notes						356,827				356,827
Conversion of convertible notes and accrued interest payable into common stock					$ 122,246	471,778				594,024
Conversion of convertible debenture(s) and other indebtedness into common stock, Shares					122,246,479
Change in foreign currency translation							97,948		(42,877)	55,071
Ending balance, value at Jun. 30, 2021	$ 1				$ 2,925,793	49,932,050	(740,410)	(53,727,767)	1,490,677	(119,656)
Ending balance, shares at Jun. 30, 2021	1				2,925,793,327
Beginning balance, value at Dec. 31, 2021	$ 1			$ 214	$ 3,109,179	51,466,376	(712,810)	(54,957,429)	1,551,335	456,866
Beginning balance, shares at Dec. 31, 2021	1			214,006	3,109,178,852
Issuance of common stock in connection with sales made under private offerings					$ 275,972	1,109,988				1,385,960
Issuance of common stock in connection with sales made under private offerings, shares					275,972,448
Stock based compensation						643,189			(271,888)	371,301
Sale of Apollo Resources common stock in connection with equity offerings									525,000	525,000
Net loss								(1,402,506)	(445,493)	(1,847,999)
Change in foreign currency translation							61,788		244,676	306,464
Ending balance, value at Jun. 30, 2022	$ 1			$ 214	$ 3,385,151	53,219,553	(651,022)	(56,359,935)	1,603,630	1,197,592
Ending balance, shares at Jun. 30, 2022	1			214,006	3,385,151,300
Beginning balance, value at Mar. 31, 2022	$ 1			$ 214	$ 3,199,478	52,162,095	(460,316)	(55,488,919)	1,395,111	807,664
Beginning balance, shares at Mar. 31, 2022	1			214,006	3,199,478,004
Issuance of common stock in connection with sales made under private offerings					$ 185,673	802,288				987,961
Issuance of common stock in connection with sales made under private offerings, shares					185,673,296
Stock based compensation						255,170			(80,865)	174,305
Sale of Jupiter Gold common stock in connection with equity offerings
Sale of Apollo Resources common stock in connection with equity offerings									300,000	300,000
Net loss								(871,016)	(142,240)	(1,013,256)
Change in foreign currency translation							(190,706)		131,624	(59,082)
Ending balance, value at Jun. 30, 2022	$ 1			$ 214	$ 3,385,151	$ 53,219,553	$ (651,022)	$ (56,359,935)	$ 1,603,630	$ 1,197,592
Ending balance, shares at Jun. 30, 2022	1			214,006	3,385,151,300